PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) - Services	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Percentage of packaged-tour product and services revenues recognized at net basis	90.00%	90.00%	90.00%
Concentration Of Risk Number Of Other Services	0	0	0
Percentage of transportation ticketing services revenue	90.00%	90.00%	90.00%